FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Interest rate benchmark reform (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Fair value hedges | USD LIBOR
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	$ 79,550